JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund

(All Share Classes)
(each a series of JPMorgan Trust I)

Supplement dated July 31, 2007
to the Prospectus dated June 30, 2007

Effective immediately, all share classes of the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2045 Fund and the JPMorgan SmartRetirement 2050 Fund are open for purchase.

SUP-SR-707

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE